Submission	Aug. 24, 2026
Submission [Line Items]
Central Index Key	0001671933
Registrant Name	The Trade Desk, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES